UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                ALLIANCEBERNSTEIN
                         ------------------------------
                                VARIABLE PRODUCTS
                         ------------------------------
                                   SERIES FUND
                         ------------------------------
                                ALLIANCEBERNSTEIN
                         ------------------------------
                                GROWTH PORTFOLIO
                         ------------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

                               Investment Products Offered
                               ---------------------------
                               > Are Not FDIC Insured
                               > May Lose Value
                               > Are Not Bank Guaranteed
                               ---------------------------

GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                 U.S. $ VALUE       PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Citigroup, Inc.                          $ 9,567,384              4.5%
--------------------------------------------------------------------------------
Legg Mason, Inc.                           9,339,810              4.4
--------------------------------------------------------------------------------
Express Scripts, Inc. Cl.A                 8,621,984              4.1
--------------------------------------------------------------------------------
Career Education Corp.                     7,840,932              3.7
--------------------------------------------------------------------------------
Cardinal Health, Inc.                      7,664,560              3.6
--------------------------------------------------------------------------------
Comcast Corp. Special Cl.A                 7,527,513              3.6
--------------------------------------------------------------------------------
American International Group, Inc.         7,160,653              3.4
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                      7,023,332              3.3
--------------------------------------------------------------------------------
eBay, Inc.                                 6,688,356              3.2
--------------------------------------------------------------------------------
Forest Laboratories, Inc.                  6,241,500              3.0
                                         -----------             ----
--------------------------------------------------------------------------------
                                         $77,676,024             36.8%
--------------------------------------------------------------------------------

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.7%
HEALTH CARE-25.6%
BIOTECHNOLOGY-1.1%
Cephalon, Inc. (a) .........................          14,800         $   609,168
Gilead Sciences, Inc. (a) ..................          12,500             694,750
MedImmune, Inc. (a) ........................          29,600           1,076,552
                                                                     -----------
                                                                       2,380,470
                                                                     -----------

DRUGS-5.3%
Forest Laboratories, Inc. (a) ..............         114,000           6,241,500
Patterson Dental Co. (a) ...................          48,000           2,178,240
Pfizer, Inc. ...............................          65,000           2,219,750
Teva Pharmaceutical Industries, Ltd.
   (ADR) (Israel) ..........................           7,800             444,054
                                                                     -----------
                                                                      11,083,544
                                                                     -----------

MEDICAL PRODUCTS-4.6%
Alcon, Inc. ................................           2,000              91,400
Boston Scientific Corp. (a) ................          41,400           2,529,540
St. Jude Medical, Inc. (a)  ................          33,400           1,920,500
Stryker Corp. ..............................          75,800           5,258,246
                                                                     -----------
                                                                       9,799,686
                                                                     -----------

MEDICAL SERVICES-14.6%
AmerisourceBergen Corp. ....................          40,800           2,829,480
Anthem, Inc. (a) ...........................           8,100             624,915
Cardinal Health, Inc. ......................         119,200           7,664,560
Express Scripts, Inc. Cl.A (a) .............         126,200           8,621,984
Health Management Associates, Inc. Cl.A ....         266,800           4,922,460
Wellpoint Health Networks,
   Inc. (a) ................................          73,000           6,153,900
                                                                     -----------
                                                                      30,817,299
                                                                     -----------
                                                                      54,080,999
                                                                     -----------

FINANCE-24.0%
BANKING - MONEY CENTER-0.7%
SLM Corp. ..................................          37,350           1,463,000
                                                                     -----------

BANKING - REGIONAL-1.0%
Bank One Corp. .............................          55,500           2,063,490
                                                                     -----------

BROKERAGE & MONEY MANAGEMENT-6.3%
Legg Mason, Inc. ...........................         143,800           9,339,810
Merrill Lynch & Co., Inc. ..................          24,200           1,129,656
Morgan Stanley .............................          68,300           2,919,825
                                                                     -----------
                                                                      13,389,291
                                                                     -----------

INSURANCE-6.2%
American International Group, Inc. .........         129,769           7,160,653
Everest Re Group, Ltd. .....................          23,300           1,782,450
Willis Group Holdings, Ltd. ................         134,200           4,126,650
                                                                     -----------
                                                                      13,069,753
                                                                     -----------

REAL ESTATE-0.0%
Lennar Corp. Cl.B ..........................           1,800             123,660
                                                                     -----------

MISCELLANEOUS-9.8%
Ambac Financial Group, Inc. ................          77,750           5,150,938
Citigroup, Inc. ............................         223,537           9,567,384
MBNA Corp. .................................         285,372           5,947,152
                                                                     -----------
                                                                      20,665,474
                                                                     -----------
                                                                      50,774,668
                                                                     -----------
CONSUMER SERVICES-20.2%
AIRLINES-0.5%
Southwest Airlines Co. .....................          56,700             975,240
                                                                     -----------

BROADCASTING & CABLE-6.7%
Comcast Corp. Special
   Cl.A (a) ................................         261,100           7,527,513
Cox Communications, Inc.
   Cl.A (a) ................................          21,900             698,610
EchoStar Communications
   Corp. Cl.A (a) ..........................          36,300           1,256,706
Viacom, Inc. Cl.B (a) ......................          91,500           3,994,890
Westwood One, Inc. (a) .....................          17,900             607,347
                                                                     -----------
                                                                      14,085,066
                                                                     -----------

ENTERTAINMENT & LEISURE-3.3%
Harley-Davidson, Inc. ......................         176,200           7,023,332
                                                                     -----------

RETAIL - GENERAL MERCHANDISE-2.4%
Bed Bath & Beyond, Inc. (a) ................          31,200           1,210,872
Kohl's Corp. (a) ...........................          76,630           3,937,249
                                                                     -----------
                                                                       5,148,121
                                                                     -----------

MISCELLANEOUS-7.3%
Apollo Group, Inc. Cl.A (a) ................           7,400             457,024
Career Education Corp. (a)  ................         114,600           7,840,932
CDW Corp. (a) ..............................          40,300           1,845,740
Education Management Corp. (a) .............          31,900           1,696,442
Iron Mountain, Inc. (a) ....................          76,900           2,852,221
Strayer Education, Inc. ....................           9,200             730,940
                                                                     -----------
                                                                      15,423,299
                                                                     -----------
                                                                      42,655,058
                                                                     -----------

TECHNOLOGY-16.6%
COMMUNICATION EQUIPMENT-2.8%
Cisco Systems, Inc. (a) ....................          98,430           1,642,797
Juniper Networks, Inc. (a)  ................         351,700           4,350,529
                                                                     -----------
                                                                       5,993,326
                                                                     -----------

COMPUTER HARDWARE/ STORAGE-2.2%
Dell Computer Corp. (a) ....................         143,050           4,571,878
                                                                     -----------

COMPUTER SERVICES-0.5%
Affiliated Computer Services, Inc.
   Cl.A (a) ................................          21,900           1,001,487
                                                                     -----------

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Company                                            Shares           U.S. $ Value
--------------------------------------------------------------------------------

INTERNET INFRASTRUCTURE-3.2%
eBay, Inc. (a) .........................           64,200         $   6,688,356
                                                                  -------------

SEMI-CONDUCTOR COMPONENTS-2.7%
Linear Technology Corp. ................           12,800               412,288
Marvell Technology Group, Ltd. (a) .....          116,200             3,993,794
Maxim Integrated Products, Inc. ........           41,100             1,405,209
                                                                  -------------
                                                                      5,811,291
                                                                  -------------

SOFTWARE-5.2%
Mercury Interactive Corp. (a) ..........           36,750             1,418,917
Microsoft Corp. ........................           59,300             1,518,673
Symantec Corp. (a) .....................           53,500             2,346,510
VERITAS Software Corp. (a) .............          198,400             5,688,128
                                                                  -------------
                                                                     10,972,228
                                                                  -------------
                                                                     35,038,566
                                                                  -------------

CONSUMER MANUFACTURING-6.2%
BUILDING & RELATED-5.2%
American Standard Cos.,
   Inc. (a) ............................           18,300             1,352,919
Centex Corp. ...........................           36,900             2,870,451
D.R. Horton, Inc. ......................           83,900             2,357,590
Lennar Corp. Cl.A ......................           33,800             2,416,700
NVR, Inc. (a) ..........................            5,000             2,055,000
                                                                  -------------
                                                                     11,052,660
                                                                  -------------

MISCELLANEOUS-1.0%
Newell Rubbermaid, Inc. ................           75,580             2,116,240
                                                                  -------------
                                                                     13,168,900
                                                                  -------------

                                                 Shares or
                                                 Principal
                                                  Amount
Company                                            (000)            U.S. $ Value
--------------------------------------------------------------------------------

CAPITAL GOODS-1.8%
ENGINEERING & CONSTRUCTION-1.8%
Jacobs Engineering Group,
   Inc. (a) ............................           92,400         $   3,894,660
                                                                  -------------

MULTI-INDUSTRY COMPANIES-1.8%
Danaher Corp. ..........................           55,200             3,756,360
                                                                  -------------

ENERGY-1.5%
DOMESTIC PRODUCERS-1.5%
Apache Corp. ...........................           46,950             3,054,567
                                                                  -------------

AEROSPACE & DEFENSE-1.0%
L-3 Communications
   Holdings, Inc. (a) ..................           49,800             2,165,802
                                                                  -------------

Total Common Stocks
   (cost $172,956,262) .................                            208,589,580
                                                                  -------------

SHORT-TERM INVESTMENT-1.3%
U.S. GOVERNMENT OBLIGATION-1.3%
Federal Home Loan Bank
   0.00%, 7/01/03
   (amortized cost
   $2,700,000) .........................         $  2,700             2,700,000
                                                                  -------------

TOTAL INVESTMENTS-100.0%
   (cost $175,656,262) .................                            211,289,580
Other assets less liabilities*-0.0% ....                                (16,032)
                                                                  -------------
NET ASSETS-100% ........................                          $ 211,273,548
                                                                  =============

* SECURITY LENDING INFORMATION

Includes cash collateral received of $2,078,300 for securities on loan as of June 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                                    Percent
                                           Current                      U.S. $       of Net
                                            Yield         Shares         Value       Assets
                                           =======      =========     ==========   =========
UBS Private Money Market Fund LLC           1.15%       2,078,300     $2,078,300     1.0%

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $175,656,262) ..............                 $ 211,289,580(a)
   Cash .................................................................                       175,579
   Collateral held for securities loaned ................................                     2,078,300
   Dividends and interest receivable ....................................                        81,099
   Receivable for investment securities sold ............................                         7,195
                                                                                          -------------
   Total assets .........................................................                   213,631,753
                                                                                          -------------
LIABILITIES
   Payable for collateral received on securities loaned .................                     2,078,300
   Advisory fee payable .................................................                       131,851
   Distribution fee payable .............................................                        19,361
   Accrued expenses .....................................................                       128,693
                                                                                          -------------
   Total liabilities ....................................................                     2,358,205
                                                                                          -------------
NET ASSETS ..............................................................                 $ 211,273,548
                                                                                          =============
COMPOSITION OF NET ASSETS
   Capital stock, at par ................................................                 $      15,524
   Additional paid-in capital ...........................................                   341,533,732
   Accumulated net investment loss ......................................                      (525,266)
   Accumulated net realized loss on investment transactions .............                  (165,383,760)
   Net unrealized appreciation of investments ...........................                    35,633,318
                                                                                          -------------
                                                                                          $ 211,273,548
                                                                                          =============

Class A Shares
   Net assets ...........................................................                 $ 127,202,436
                                                                                          =============
   Shares of capital stock outstanding ..................................                     9,308,399
                                                                                          =============
   Net asset value per share ............................................                 $       13.67
                                                                                          =============
Class B Shares
   Net assets ...........................................................                 $  84,071,112
                                                                                          =============
   Shares of capital stock outstanding ..................................                     6,215,253
                                                                                          =============
   Net asset value per share ............................................                 $       13.53
                                                                                          =============

--------------------------------------------------------------------------------

(a)   Includes securities on loan with a value of $1,978,719 (see Note F).

      See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003
(unaudited)                      AllianceBernstein Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends ..................................................................             $    444,088
   Interest ...................................................................                   12,020
                                                                                            ------------
   Total investment income ....................................................                  456,108
                                                                                            ------------
EXPENSES
   Advisory fee ...............................................................                  734,260
   Distribution fee--Class B ..................................................                   94,534
   Custodian ..................................................................                   46,483
   Administrative .............................................................                   37,500
   Printing ...................................................................                   34,476
   Audit and legal ............................................................                   28,192
   Transfer agency ............................................................                      474
   Directors' fees and expenses ...............................................                      446
   Miscellaneous ..............................................................                    5,009
                                                                                            ------------
   Total expenses .............................................................                  981,374
                                                                                            ------------
   Net investment loss ........................................................                 (525,266)
                                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions ...............................              (14,485,198)
   Net change in unrealized appreciation/depreciation of investments ..........               43,900,760
                                                                                            ------------
   Net gain on investment transactions ........................................               29,415,562
                                                                                            ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................................             $ 28,890,296
                                                                                            ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF CHANGES
IN NET ASSETS                    AllianceBernstein Variable Products Series Fund
================================================================================

                                                                                    Six Months Ended           Year Ended
                                                                                      June 30, 2003           December 31,
                                                                                       (unaudited)                2002
                                                                                    ================         ==============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ....................................................          $    (525,266)          $  (1,309,598)
   Net realized loss on investment transactions ...........................            (14,485,198)            (82,305,960)
   Net change in unrealized appreciation/depreciation of investments ......             43,900,760              (3,556,232)
                                                                                     -------------           -------------
   Net increase (decrease) in net assets from operations ..................             28,890,296             (87,171,790)
CAPITAL STOCK TRANSACTIONS
   Net decrease ...........................................................            (10,779,631)            (40,117,567)
                                                                                     -------------           -------------
   Total increase (decrease) ..............................................             18,110,665            (127,289,357)
NET ASSETS
   Beginning of period ....................................................            193,162,883             320,452,240
                                                                                     -------------           -------------
   End of period ..........................................................          $ 211,273,548           $ 193,162,883
                                                                                     =============           =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The AllianceBernstein Growth Portfolio (the "Portfolio"), formerly Alliance Growth Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund") formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek to provide long-term growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .75 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2003, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2003. Any expense waivers or reimbursements were accrued daily and paid monthly. For the six months ended June 30, 2003, the Portfolio received no such waivers/reimbursements.

Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2003, amounted to $146,328 of which $545 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                  Purchases           Sales
                                                 ===========       ===========
Investment securities ..................         $36,974,584       $51,005,424
U.S. government securities .............                  -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ........................             $ 44,757,246
Gross unrealized depreciation ........................               (9,123,928)
                                                                   ------------
Net unrealized appreciation ..........................             $ 35,633,318
                                                                   ============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities and foreign currencies that are traded on U.S. securities exchanges and over-the-counter markets.

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Distribution to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                         2002            2001
                                                      =========      ===========
Distributions paid from:
   Ordinary income .............................      $      -0-     $10,083,264
   Net long term capital gains .................             -0-      41,696,532
                                                      ---------      -----------
Total taxable distributions ....................             -0-      51,779,796
   Tax return of capital .......................             -0-         130,876
                                                      ---------      -----------
Total distributions paid .......................      $      -0-     $51,910,672
                                                      =========      ===========

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ................          $(150,562,306)(a)
Unrealized appreciation/(depreciation) ..............             (8,603,698)(b)
                                                               -------------

Total accumulated earnings/(deficit) ................          $(159,166,004)
                                                               =============

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $146,510,604 (of which $546,450 was acquired as a result of the Portfolio's tax-free merger with Brinson Series Trust Aggressive Portfolio on April 5, 2002), of which $546,450 will expire in the year 2008, $61,644,805 will expire in the year 2009 and $84,319,349 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's prior year merger with Brinson Series Trust Growth Portfolio and current year merger with Brinson Series Trust Aggressive Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, post October capital losses of $4,051,702.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continu-

                                 AllianceBernstein Variable Products Series Fund
================================================================================

ously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Portfolio had loaned securities with a value of $1,978,719 and received cash collateral of $2,078,300, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended June 30, 2003, the Portfolio earned fee income of $1,225 which is included in interest income in the accompanying statement of operations.

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                                      ----------------------------------      -------------------------------------
                                                                      SHARES                                 AMOUNT
                                                      ----------------------------------      -------------------------------------
                                                      Six Months Ended       Year Ended       Six Months Ended         Year Ended
                                                        June 30, 2003       December 31,        June 30, 2003          December 31,
                                                         (unaudited)            2002             (unaudited)               2002
                                                      =================     ============      ================         ============
Class A
Shares sold ....................................            216,738             239,912          $  2,670,250          $  3,353,475
Shares issued in connection with
   acquisition of Brinson Series Trust
   Aggressive Growth Portfolio .................                 -0-            314,032                    -0-            4,809,787
Shares redeemed ................................         (1,192,990)         (4,049,973)          (14,603,999)          (54,578,657)
                                                         ----------          ----------          ------------          ------------
Net decrease ...................................           (976,252)         (3,496,029)         $(11,933,749)         $(46,415,395)
                                                         ==========          ==========          ============          ============

Class B
Shares sold ....................................          1,210,017           2,192,539          $ 15,077,851          $ 30,153,624
Shares redeemed ................................         (1,123,804)         (1,839,171)          (13,923,733)          (23,855,796)
                                                         ----------          ----------          ------------          ------------
Net increase ...................................             86,213             353,368          $  1,154,118          $  6,297,828
                                                         ==========          ==========          ============          ============

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

NOTE J: Acquisition of Brinson Series Trust Aggressive Growth Portfolio

On April 5, 2002, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Aggressive Growth Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Aggressive Growth Portfolio on February 25, 2002. The acquisition was accomplished by a tax-free exchange of 314,032 shares of the Portfolio for 905,429 shares of Brinson Series Trust Aggressive Growth Portfolio on April 5, 2002. The aggregate net assets of the Portfolio and Brinson Series Trust Aggressive Growth Portfolio immediately before the acquisition were $295,037,323 and $4,809,787 (including $52,821 of net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $299,847,110.

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS             AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ========================================================================================
                                                                                   CLASS A
                                          ========================================================================================
                                           Six Months
                                              Ended                                 Year Ended December 31,
                                          June 30, 2003       ====================================================================
                                           (unaudited)          2002           2001           2000           1999           1998
                                          =============       ========       ========       ========       ========       ========
Net asset value, beginning of period ..     $  11.81          $  16.42       $  25.10       $  33.59       $  27.25       $  22.42
                                            --------          --------       --------       --------       --------       --------
Income From Investment Operations
Net investment income (loss) (a) ......         (.03)             (.06)          (.06)           .08            .03            .10
Net realized and unrealized gain (loss)
   on investment transactions .........         1.89             (4.55)         (5.47)         (5.36)          8.73           6.19
                                            --------          --------       --------       --------       --------       --------
Net increase (decrease) in net asset
   value from operations ..............         1.86             (4.61)         (5.53)         (5.28)          8.76           6.29
                                            --------          --------       --------       --------       --------       --------
Less: Dividends and Distributions
Dividends from net investment income ..           -0-               -0-          (.06)          (.02)          (.09)          (.06)
Distributions from net realized gain
   on investment transactions .........           -0-               -0-         (1.85)         (3.19)         (2.33)         (1.40)
Distributions in excess of net realized
   gain on investment transactions ....           -0-               -0-         (1.23)            -0-            -0-            -0-
Return of capital .....................           -0-               -0-          (.01)            -0-            -0-            -0-
                                            --------          --------       --------       --------       --------       --------
Total dividends and distributions .....           -0-               -0-         (3.15)         (3.21)         (2.42)         (1.46)
                                            --------          --------       --------       --------       --------       --------
Net asset value, end of period ........     $  13.67          $  11.81       $  16.42       $  25.10       $  33.59       $  27.25
                                            ========          ========       ========       ========       ========       ========
Total Return
Total investment return based on
   net asset value (b) ................        15.75%           (28.08)%       (23.47)%       (17.51)%        34.47%         28.73%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ....................     $127,203          $121,439       $226,237       $357,664       $456,027       $328,681
Ratio to average net assets of:
   Expenses ...........................          .91%(c)           .88%           .85%           .81%           .84%           .87%
   Net investment income (loss) .......         (.44)%(c)         (.44)%         (.31)%          .26%           .12%           .43%
Portfolio turnover rate ...............           19%               38%           104%            58%            54%            62%

--------------------------------------------------------------------------------

See footnote summary on page 13.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         ===========================================================================
                                                                                             CLASS B
                                                         ===========================================================================
                                                           Six Months                                               June 1, 1999(d)
                                                              Ended                   Year Ended December 31,              to
                                                         June 30, 2003        ===================================     December 31,
                                                          (unaudited)           2002          2001          2000         1999
                                                         =============        =======       =======       =======   ===============
Net asset value, beginning of period ...............         $ 11.70          $ 16.31       $ 24.99       $ 33.54       $26.83
                                                             -------          -------       -------       -------       ------
Income From Investment Operations
Net investment income (loss) (a) ...................            (.04)            (.09)         (.11)          .04         (.03)
Net realized and unrealized gain (loss) on
   investment transactions .........................            1.87            (4.52)        (5.44)        (5.39)        6.74
                                                             -------          -------       -------       -------       ------
Net increase (decrease) in net asset value
   from operations .................................            1.83            (4.61)        (5.55)        (5.35)        6.71
                                                             -------          -------       -------       -------       ------
Less: Dividends and Distributions
Dividends from net investment income ...............              -0-              -0-         (.04)         (.01)          -0-
Distributions from net realized gain
   on investment transactions ......................              -0-              -0-        (1.85)        (3.19)          -0-
Distributions in excess of net realized
   gain on investment transactions .................              -0-              -0-        (1.23)           -0-          -0-
Return of capital ..................................              -0-              -0-         (.01)           -0-          -0-
                                                             -------          -------       -------       -------       ------
Total dividends and distributions ..................              -0-              -0-        (3.13)        (3.20)          -0-
                                                             -------          -------       -------       -------       ------
Net asset value, end of period .....................         $ 13.53          $ 11.70       $ 16.31       $ 24.99       $33.54
                                                             =======          =======       =======       =======       ======
Total Return
Total investment return based on net asset value (b)           15.64%          (28.26)%      (23.65)%      (17.75)%      25.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........         $84,071          $71,724       $94,215       $54,127       $5,707
Ratio to average net assets of:
   Expenses ........................................            1.16%(c)         1.13%         1.11%         1.08%        1.12%(c)
   Net investment income (loss) ....................            (.69)%(c)        (.69)%        (.59)%         .13%        (.20)%(c)
Portfolio turnover rate ............................              19%              38%          104%           58%          54%

--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d)   Commencement of distribution.

GROWTH PORTFOLIO                 AllianceBernstein Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
Russell Brody, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003